Fees and Expenses	Apr. 28, 2026
Longleaf Partners Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the Partners Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%
12b-1 Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement(1)	(0.14)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.79% of average net assets per year. This agreement is in effect through at least April 30, 2027 and may not be terminated before that date without Board approval.

Expense Example [Heading]	Example of Fund Expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the Partners Fund with other mutual funds.
Expense Example by, Year, Caption [Text]	The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2027, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$81	$282	$501	$1,130

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	65.00%
Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the Small-Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
12b-1 Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement(1)	(0.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2027 and may not be terminated before that date without Board approval.

Expense Example [Heading]	Example of Fund Expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the Small-Cap Fund with other mutual funds.
Expense Example by, Year, Caption [Text]	The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that Fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2027, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$97	$318	$556	$1,241

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	59.00%
Longleaf Partners Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The following table shows the fees and expenses you may pay to buy, hold and sell shares of the Global Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Transaction Fees and Expenses
(sales charges or loads) (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.86%
12b-1 Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.96%
Expense Reimbursement(1)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.95%

(1)	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2027 and may not be terminated before that date without Board approval.

(2)	The expense information in the table has been restated to reflect current fees.

Expense Example [Heading]	Example of Fund Expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the Global Fund with other mutual funds.
Expense Example by, Year, Caption [Text]	The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in fund expenses. Your actual costs may be higher or lower than those shown.
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$97	$305	$530	$1,177

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	70.00%